Basis of Presentation and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Unaudited Interim Financial Statements
A.	Unaudited Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of U.S. Securities and Exchange Commission Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019.

Principles of Consolidation
B.	Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
C.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, deferred taxes, inventory impairment, stock based compensation, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from those estimates.

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, deferred taxes, inventory impairment, as well as in estimates used in applying the revenue recognition policy. Actual results may differ from those estimates.

Significant Accounting Policies
D.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements.

Recently Adopted Accounting Pronouncement
E.	Recently Adopted Accounting Pronouncement

The significant accounting policies followed in the preparation of these unaudited interim consolidated financial statements are identical to those applied in the preparation of the latest annual audited financial statements with the exception of the following:

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments – Credit Losses” to improve information on credit losses for financial assets and net investment in leases that are not accounted for at fair value through net income. The ASU replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses. The Company adopted this ASU on January 1, 2020. There was not a material impact on the interim consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Changes to Disclosure Requirements for Fair Value Measurements,” which will improve the effectiveness of disclosure requirements for recurring and nonrecurring fair value measurements. The standard removes, modifies, and adds certain disclosure requirements and is effective for the Company beginning on January 1, 2020. This standard did not have a material effect on the Company’s interim consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18 – “Collaborative Arrangements (Topic 808),” which clarifies the interaction between Topic 808 and Topic 606, Revenue from Contracts with Customers. The Company adopted this standard in the first quarter of fiscal year 2020. This standard did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Recent Accounting Pronouncements
F.	Recent Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for the Company beginning on January 1, 2021, with early adoption permitted. The Company does not expect that the adoption of this standard will have a significant impact on the consolidated financial statements and related disclosures.

q.	Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments-Credit Losses-Measurement of Credit Losses on Financial Instruments” that supersedes the existing impairment model for most financial assets to a model that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. ASU 2016-13 also requires that credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses. The guidance will be effective for Smaller Reporting Companies (SRCs, as defined by the SEC) for the fiscal year beginning on January 1, 2023, including interim periods within that year. We are currently evaluating this guidance to determine the impact it may have on our consolidated financial statements.